Buffalo Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

January 24, 2013

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

RE:	BUFFALO FUNDS (the “Trust”)
Securities Act Registration No. File No.: 333-56018
Investment Company Act Registration No. 811-10303
Buffalo Micro Cap Fund (S000006555)

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), the Trust hereby submits Post-Effective Amendment No. 39 to the Trust’s Registration Statement for the purpose of notifying shareholders of changes to the name and principal investment strategies of the Buffalo Micro Cap Fund.

Pursuant to Rule 485(a)(1), the Company anticipates that this filing shall become effective March 25, 2013 or as soon as possible thereafter.  On or before the effective date, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment, to update financial information and file updated exhibits to the Registration Statement.

Please direct any inquiries regarding this filing to me at (414) 765-5384.  Thank you for your assistance with respect to this matter.

Sincerely,

/s/ Rachel A. Spearo

Rachel A. Spearo, Esq.
for U.S. Bancorp Fund Services, LLC

Enclosures